Other current operating liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 85.3	SFr 25.0
Accrued personnel expenses	18.7	13.3
Indirect taxes (VAT/GST) payables	25.4	26.9
Interim operational account	20.6	13.2
Other current liabilities	9.7	3.3
Other current operating liabilities	SFr 159.8	SFr 81.7